SIGNIFICANT ACCOUNTING POLICIES (Details) - Recurring Basic [Member] - USD ($)	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Assets:
Cash and cash equivalents	$ 11,556	$ 3		$ 106
Quoted Prices in Active Markets For Identical Instruments (Level 1) [Member]
Assets:
Cash and cash equivalents	11,556	3
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash and cash equivalents
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash and cash equivalents